Transaction with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Net sales to third parties	$ 51,900	$ 49,109	$ 48,518
Executive Commitee members	0	11	14
Non-executive directors	0	13	13
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing	$ 34	$ (33)	$ (217)
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties	$ 2,000	1,900	1,800
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties	$ 1,000	$ 920	$ 835